SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and equipment, net
Depreciation expense on property and equipment	¥ 10,695	¥ 12,931	¥ 15,426
Impairment loss on goodwill	¥ 0
Maximum
Property and equipment, net
Original term of the lease	5 years
Land use rights
Property and equipment, net
Original term of the lease	50 years
Electronic equipment and software | Minimum
Property and equipment, net
Property, Plant and Equipment	3 years
Electronic equipment and software | Maximum
Property and equipment, net
Property, Plant and Equipment	10 years
Furniture and office equipment and others | Minimum
Property and equipment, net
Property, Plant and Equipment	3 years
Furniture and office equipment and others | Maximum
Property and equipment, net
Property, Plant and Equipment	5 years